UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22762

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated
(Exact name of registrant as specified in charter)

301 E. Colorado Boulevard, Suite 800
Pasadena, CA 91101
(Address of principal executive offices) (Zip code)

R. Eric Chadwick
Flaherty & Crumrine Incorporated
301 E. Colorado Boulevard, Suite 800
Pasadena, CA 91101
(Name and address of agent for service)

Registrant’s telephone number, including area code: 626-795-7300

Date of fiscal year end: November 30

Date of reporting period: July 1, 2020 – June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2020 TO JUNE 30, 2021

REGISTRANT NAME: Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

INVESTMENT COMPANY ACT FILE NUMBER: 811 - 22762

REPORTING PERIOD: 07/01/2020 - 06/30/2021

REGISTRANT ADDRESS: 301 E. Colorado Boulevard, Suite 800, Pasadena, California 91101

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
BARCLAYS PLC	BACR	148104158	12/16/2020	Upon a cessation event, the margin applicable to these securities remains unaltered	Issuer	Yes	For	For
BARCLAYS PLC	BACR	148104158	12/16/2020	Upon cessation event, an adjustment is made to reflect the economic difference between a LIBOR linked mid-swap rate and UST rates	Issuer	Yes	For	For
BARCLAYS PLC	BACR	148104158	12/16/2020	Upon occurrence of a cessation event in respect of 6 month USD LIBOR, replacing LIBOR linked mid-swap rate by an interest basis determined by reference to a UST rate	Issuer	Yes	For	For
FIFTH THIRD BANCORP	FITB	316773886	4/13/2021	Annual vote on executive compensation plan	Issuer	Yes	For	For
FIFTH THIRD BANCORP	FITB	316773886	4/13/2021	Approval of amendment to eliminate cumulative voting	Issuer	Yes	For	For
FIFTH THIRD BANCORP	FITB	316773886	4/13/2021	Approval of amendment to eliminate statutory supermajority vote requirements	Issuer	Yes	For	For
FIFTH THIRD BANCORP	FITB	316773886	4/13/2021	Approval of executive compensation plan	Issuer	Yes	For	For
FIFTH THIRD BANCORP	FITB	316773886	4/13/2021	Approve 2021 incentive comp plan	Issuer	Yes	For	For
FIFTH THIRD BANCORP	FITB	316773886	4/13/2021	Approve auditor	Issuer	Yes	For	For
FIFTH THIRD BANCORP	FITB	316773886	4/13/2021	Approve directors	Issuer	Yes	For	For
SIGNATURE BANK	SBNY	82669G203	6/29/2021	Approve amendment to 2004 Long-Term Incentive plan to increase the number of shares for issuance under the plan by 1.25 million shares	Issuer	Yes	For	For
SIGNATURE BANK	SBNY	82669G203	6/29/2021	Approve the bank's $500 million stock repurchase plan	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

By (Signature and Title)*	/s/ R. Eric Chadwick
R. Eric Chadwick, Chief Executive Officer and President
(Principal Executive Officer)

Date	August 5, 2021

*Print the name and title of each signing officer under his or her signature.